FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
25. FAIR VALUE MEASUREMENTS
As of December 31, 2019 and 2020, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	593,954	—	593,954	—
Wealth management products	180,782	—	180,782	—
Long-term investments
Equity securities with readily determinable fair value	158,072	158,072	—	—

Total assets	932,808	158,072	774,736	—

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	134,146	—	134,146	—
Long-term investments
Equity securities with readily determinable fair value	94,552	94,552	—	—

Total assets	228,698	94,552	134,146	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.
Short-term investments
Short-term investment consists of wealth management products and time deposits, which are valued by the Group on a recurring basis. The Group values its short-term wealth management products investments held in certain banks using model-derived valuations based upon discounted cash flow, in which significant inputs, mainly including expected return, are observable or can be derived principally from, or corroborated by, observable market data, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The expected return of the financial products were determined based on the prevailing interest rates in the market.
Long-term investments
Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value. The Group values these equity securities at its quoted prices in stock market, and accordingly the Group classifies the valuation techniques that use these inputs as Level 1.